Components of Accrued Expenses and Other Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Payables and Accruals [Abstract]
Payroll and welfare payables	$ 35,848	¥ 248,895	¥ 193,356
Business and other taxes payable	3,026	21,011	25,780
Payables for office supplies and utilities	4,466	31,006	25,497
Payables for the purchase of property and equipment	38,398	266,597	218,165
Payable for purchase intangible assets	339	2,352	3,662
Accrued service fees	10,775	74,812	68,029
Interest payables	930	6,456	19,102
Share-settled bonuses	10,390	72,138	41,352
Payable for assets acquisition	3,639	25,268	21,080
Others	5,673	39,381	21,934
Accrued expenses and other payables	$ 113,484	¥ 787,916	¥ 637,957